Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	OBE
Entity Registrant Name	OBSIDIAN ENERGY LTD.
Entity Central Index Key	0001334388
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSEAMER
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Common Stock, Shares Outstanding	80,753,516
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Calgary AB
Document Registration Statement	false
Document Annual Report	true
Entity File Number	1-32895
Entity Address, Address Line One	Suite 200, 207 – 9th Avenue SW
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2P 1K3
City Area Code	403
Local Phone Number	777-2500
Audited Annual Financial Statements	true
Annual Information Form	true
Entity Incorporation, State or Country Code	A0
Business Contact [Member]
Document Information [Line Items]
Entity Address, State or Province	WA
Contact Personnel Name	DL Services Inc.
Entity Address, Address Line One	Columbia Center
Entity Address, Address Line Two	701 Fifth Avenue, Suite 6100
Entity Address, City or Town	Seattle
Entity Address, Postal Zip Code	98104-7043
City Area Code	206
Local Phone Number	903-5448